DISCONTINUED OPERATIONS AND OTHER DIVESTITURES - Assets and Liabilities Held for Sale (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Assets
Current assets held for sale	$ 9.2	$ 459.5
Non-current assets held for sale	0.6	68.4
Liabilities
Current liabilities held for sale	8.4	179.5
Non-current liabilities held for sale	1.2	86.5
Cranes | Discontinued Operations, Held-for-sale
Assets
Cash and cash equivalents	5.0	32.6
Trade receivables – net	3.5	126.9
Inventories	5.3	295.5
Prepaid and other current assets	0.2	9.4
Impairment reserve	(4.8)	(4.9)
Current assets held for sale	9.2	459.5
Property, plant and equipment – net	0.6	28.8
Intangible assets – net	2.4	4.3
Impairment reserve	(2.8)	(2.9)
Other assets	0.4	38.2
Non-current assets held for sale	0.6	68.4
Liabilities
Current portion of long-term debt	0.0	0.6
Trade accounts payable	4.6	101.6
Accruals and other current liabilities	3.8	77.3
Current liabilities held for sale	8.4	179.5
Long-term debt, less current portion	0.0	4.1
Retirement plans	0.0	71.8
Other non-current liabilities	1.2	10.6
Non-current liabilities held for sale	$ 1.2	$ 86.5